SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF ANTI DILUTIVE EARNING PER SHARE

For six months ended June 30, 2024 and 2023, the following potentially dilutive securities were excluded from the computation of diluted earnings per share because their effects would be anti-dilutive:

	June 30,	June 30,
	2024	2023
Warrants issued to L1 Capital (see NOTE 6)	442,240	442,240
Convertible note issued to L1 Capital (see NOTE 6) (i)	-	16,667
Share options granted to the executive management	-	200,000
Total	442,240	658,907

(i)	Convertible note is assumed to be converted at the exercise price of $6.00 per share (subject to adjustment) as disclosed in Note 6.